Stock-Based Compensation - Summary of Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
$35.76 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 35.76
Options Outstanding	689
Options Exercisable	391
Weighted-Average Remaining Contractual Life	7 years 4 months 24 days
$41.43 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 41.43
Options Outstanding	242
Options Exercisable	242
Weighted-Average Remaining Contractual Life	5 years 4 months 24 days
$42.34 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 42.34
Options Outstanding	530
Options Exercisable	530
Weighted-Average Remaining Contractual Life	6 years 3 months 18 days
$44.51 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 44.51
Options Outstanding	506
Options Exercisable	80
Weighted-Average Remaining Contractual Life	8 years 4 months 24 days
$50.63 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 50.63
Options Outstanding	455
Options Exercisable	20
Weighted-Average Remaining Contractual Life	9 years
$35.76 - $50.63 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Options Outstanding	2,422
Options Exercisable	1,263
Weighted-Average Remaining Contractual Life	7 years 6 months
$35.76 - $50.63 [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 35.76
$35.76 - $50.63 [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Exercise Price	$ 50.63